As filed with the Securities and Exchange Commission on March 27, 2003 Registration No. 333-60461

                      SECURITIES AND EXCHANGE COMMISSION
                            WASHINGTON, D.C.  20549

                                   FORM N-6

                               SEC File #811-5563

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933      [X]
                        Pre-Effective Amendment No. ___                  [_]
                        Post-Effective Amendment No. 15                  [X]

                                     and/or

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  [X]
                                Amendment No. 10                          [X]

                    PACIFIC SELECT EXEC SEPARATE ACCOUNT OF
                        PACIFIC LIFE INSURANCE COMPANY
                          (Exact Name of Registrant)

                        PACIFIC LIFE INSURANCE COMPANY
                              (Name of Depositor)

                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California  92660
              (Address of Depositor's Principal Executive Office)
                                 (949) 219-3743
              (Depositor's Telephone Number, including Area Code)

                                Diane N. Ledger
                                Vice President
                        Pacific Life Insurance Company
                           700 Newport Center Drive
                                 P.O. Box 9000
                        Newport Beach, California 92660
              (Name and Address of Agent for Service of Process)

                                  Copies to:

                            Jeffrey S. Puretz, Esq.
                                   Dechert
                             1775 Eye Street, N.W.
                         Washington, D.C.  20006-2401

It is proposed that this filing will become effective:

[_] immediately upon filing pursuant to paragraph (b) of Rule 485
[_] on ______________ pursuant to paragraph (b) of Rule 485
[_] 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[_] on ______________ pursuant to paragraph (a)(1) of Rule 485

If appropriate, check the following box:

[X] This post-effective amendment designates a new date for a previously filed post-effective amendment. Such effective date shall be April 18, 2003.

Title of securities being registered: interests in the Separate Account under Pacific Select Exec II Flexible Premium Variable Life Insurance Policies.

Filing fee: None

This Post-Effective Amendment is being filed pursuant to Rule 485 (b)(1)(iii) under the Securities Act of 1933 for the sole purpose of delaying the effective date of Post-Effective Amendment No. 14 to Registration Statement No. 333-60461 filed pursuant to Rule 485 (a) under the Securities Act of 1933 on January 28, 2003. The contents of Post-Effective Amendment No. 14 are incorporated by reference herein.

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 15 to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:



Signature                     Title                                  Date
____________________          Director, Chairman of the Board        __________ , 2003
Thomas C. Sutton*             and Chief Executive Officer

____________________          Director and President                 __________ , 2003
Glenn S. Schafer*

____________________          Director, Executive Vice President     __________ , 2003
Khanh T. Tran*                and Chief Financial Officer

____________________          Director, Senior Vice President and    __________ , 2003
David R. Carmichael*          General Counsel

____________________          Director, Vice President and           __________ , 2003
Audrey L. Milfs*              Corporate Secretary

____________________          Vice President and Controller          __________ , 2003
Edward R. Byrd*

____________________          Vice President and Treasurer           __________ , 2003
Brian D. Klemens*

____________________          Executive Vice President               __________ , 2003
James T. Morris*

*BY: /s/ SHARON CHEEVER                                               March 27, 2003
     Sharon Cheever
     as attorney-in-fact


(Powers of Attorney are contained as Exhibit 9 in Post-Effective Amendment No. 13 to the Registration Statement on Form S-6 of Pacific Select Exec Separate Account, File No. 333-60461, Accession No. 0001017062-02-000847, and
incorporated by reference herein.)